UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/17

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5%
Alabama - 2.3%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/33	5,775,000		6,761,601
Jefferson County,
Revenue, Refunding	5.00	9/15/35	2,500,000		2,863,050
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	20,000,000	[a]	17,235,800
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/28	3,300,000		3,902,085
					30,762,536
Arizona - .6%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	1,500,000	[b]	1,604,955
Maricopa County Industrial Development
Authority,
Revenue (Banner Health)	5.00	1/1/31	1,750,000		2,064,300
Pima County Industrial Development
Authority,
IDR (Tucson Electric Power Company
Project)	5.25	10/1/40	4,185,000		4,533,820
					8,203,075
California - 9.6%
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	5.00	4/1/28	5,000,000		5,671,700
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000		16,010,700
California,
GO (Various Purpose)	6.00	11/1/35	11,500,000		12,469,795
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County
Tobacco Funding Corporation)	5.00	6/1/34	5,295,000		5,810,627
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/46	6,750,000		7,779,510

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
California - 9.6% (continued)
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/28	5,000,000	5,814,700
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/25	5,000,000	5,934,750
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/38	2,500,000	2,836,850
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	5,525,000	6,217,780
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/28	3,265,000	3,842,219
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/28	2,850,000	3,266,955
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/33	5,000,000	5,668,250
Los Angeles Unified School District,
GO	5.00	7/1/21	10,000,000	11,184,100
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000	3,922,107
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	5,000,000	5,133,150
San Diego County Regional Airport
Authority,
Senior Airport Revenue	5.00	7/1/43	6,000,000	6,712,980
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/41	12,500,000	14,395,625
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000	5,697,250
				128,369,048
Colorado - 2.3%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/27	6,000,000	6,992,520
City and County of Denver,
Airport System Subordinate Revenue	5.25	11/15/43	6,000,000	6,705,960
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	4,315,000	4,661,149
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System)	5.25	1/1/25	4,000,000	4,294,200

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Colorado - 2.3% (continued)
Denver Convention Center Hotel
Authority,
Convention Center Hotel Senior
Revenue	5.00	12/1/36	1,315,000		1,487,699
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/20	6,740,000	[c]	6,427,331
					30,568,859
Connecticut - 1.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		2,786,500
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	6,000,000		6,703,980
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/34	5,025,000		5,607,900
					15,098,380
District of Columbia - 1.3%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	53,600,000	[c]	7,823,992
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	2,000,000		2,314,760
Metropolitan Washington D. C. Airports
Authority,
Airport Systems Revenue	5.00	10/1/28	4,000,000		4,476,840
Metropolitan Washington D. C. Airports
Authority,
Airport Systems Revenue	5.00	10/1/35	2,000,000		2,336,260
					16,951,852
Florida - 8.1%
Broward County,
Airport System Revenue	5.00	10/1/47	5,000,000		5,767,050
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		6,581,940
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/20	7,000,000		7,550,550
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	30,000,000		35,331,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Florida - 8.1% (continued)
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/22	8,000,000		9,029,760
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/24	5,630,000		6,549,041
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	1,185,000		1,289,991
Gainesville Utilities System,
Revenue	5.00	10/1/37	2,000,000		2,366,140
Jacksonville Electric Authority,
Electric System Subordinated Revenue	5.00	10/1/27	2,250,000		2,588,625
Jacksonville Electric Authority,
Water and Sewer System Revenue	5.00	10/1/29	2,500,000		2,898,350
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/21	4,000,000		4,475,680
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,712,760
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.38	10/1/35	5,000,000		5,468,350
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,500,000		3,998,470
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,402,700
Pinellas County Health Facilities
Authority,
Health System Revenue (BayCare
Health System Issue) (Insured; National
Public Finance Guarantee Corp.)
Auction-Based	1.81	11/15/23	3,925,000	[d]	3,735,187
Tampa Bay Water Regional Water Supply
Authority,
Utility System Improvement Revenue
(Insured; National Public Finance
Guarantee Corp.)	6.00	10/1/29	2,500,000		3,325,300
					108,070,894
Georgia - 1.8%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	1,190,000		1,265,506
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.75	1/1/20	1,000,000		1,025,460
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	7,705,000		8,390,899

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Georgia - 1.8% (continued)
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	8,400,000		9,862,860
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project) (Prerefunded)	5.13	11/2/20	3,400,000	[e]	3,736,464
					24,281,189
Idaho - .6%
Power County Industrial Development
Corporation,
SWDR (FMC Corporation Project)	6.45	8/1/32	7,625,000		7,654,432
Illinois - 8.5%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/29	6,185,000		7,061,229
Chicago,
Second Lien Water Revenue	5.00	11/1/27	2,695,000		3,034,354
Chicago,
Second Lien Water Revenue	5.00	11/1/28	7,200,000		8,293,896
Chicago Park District,
Limited Tax GO	5.00	1/1/27	3,000,000		3,380,580
Cook County,
Sales Tax Revenue, Refunding	5.00	11/15/36	7,000,000		8,130,850
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	5,000,000		5,536,700
Illinois,
Sales Tax Revenue	5.00	6/15/24	5,000,000		5,628,100
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/29	9,500,000		10,565,140
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/30	10,305,000		11,420,619
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000		3,760,680
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	2,500,000		2,763,625
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	3,250,000		3,663,433
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	5,000,000		5,779,400
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	1,500,000		1,712,535

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Illinois - 8.5% (continued)
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/42	13,090,000	13,737,955
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue	5.50	6/1/23	5,500,000	6,211,590
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue	6.00	6/1/28	1,480,000	1,665,370
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/27	5,000,000	5,553,550
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	5,000,000	5,475,450
				113,375,056
Indiana - .4%
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	2,500,000	2,885,725
Indianapolis Local Public Improvement
Bond Bank,
Revenue (Indianapolis Airport
Authority Project)	5.00	1/1/26	2,000,000	2,347,540
				5,233,265
Iowa - .7%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/32	2,500,000	2,867,250
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/25	5,910,000	6,782,612
				9,649,862
Kentucky - 1.1%
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	6,000,000	6,867,060
Mount Sterling,
LR (Kentucky League of Cities Funding
Trust Program)	6.10	3/1/18	7,955,000	8,045,846
				14,912,906
Louisiana - 3.4%
East Baton Rouge Sewerage Commission,
Revenue	5.00	2/1/39	8,000,000	9,123,040
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	6,500,000	6,962,085

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Louisiana - 3.4% (continued)
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/40	7,825,000	8,736,534
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	5,000,000	5,565,650
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue (Consolidated
Rental Car Project)	6.25	1/1/30	5,000,000	5,224,250
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	9,140,000	9,936,277
				45,547,836
Maine - .4%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical
Center Issue)	7.50	7/1/32	5,000,000	5,657,350
Maryland - 1.3%
Baltimore Convention Center Hotel,
Revenue (Convention Center Hotel
Project)	5.00	9/1/46	3,500,000	3,908,590
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	2,500,000	2,661,400
Maryland Health and Higher Educational
Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	4,000,000	4,493,040
Montgomery County,
Consolidated Public Improvement GO	5.00	12/1/24	5,165,000	6,204,921
				17,267,951
Massachusetts - 2.8%
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	5,000,000	5,906,900
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	10,000,000	10,699,600
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	3,725,000	4,042,445
Massachusetts Health and Educational
Facilities Authority,
Revenue (Northeastern University
Issue)	5.00	10/1/30	3,000,000	3,239,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Massachusetts - 2.8% (continued)
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/28	2,500,000	2,998,600
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/30	3,725,000	4,232,494
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	5,000,000	5,558,900
				36,678,849
Michigan - 3.4%
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/46	10,000,000	11,181,200
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	7,710,000	8,675,600
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,783,400
Michigan Finance Authority,
HR (Sparrow Obligated Group)	5.00	11/15/34	2,965,000	3,352,377
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	6,000,000	6,802,980
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	5,000,000	5,640,300
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,540,000	1,515,961
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/45	5,000,000	5,694,450
				45,646,268
Minnesota - .3%
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Senior Airport Revenue	5.00	1/1/36	1,650,000	1,937,645
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/30	1,565,000	1,805,181
				3,742,826
Missouri - 1.7%
Kansas City,
General Improvement Airport Revenue	5.00	9/1/22	8,380,000	9,278,504

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Missouri - 1.7% (continued)
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/29	3,770,000		4,360,684
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,725,000		4,287,810
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2
Project)	5.00	1/1/33	2,200,000		2,497,550
Saint Louis County Industrial
Development Authority,
Senior Living Facilities Revenue,
Refunding (Friendship Village St. Louis)	5.00	9/1/48	2,250,000		2,466,068
					22,890,616
Nebraska - .5%
Nebraska Public Power District,
General Revenue	5.00	1/1/34	2,975,000		3,410,867
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/41	3,050,000		3,444,152
					6,855,019
Nevada - 1.6%
Clark County,
Airport System Revenue	5.00	7/1/40	19,000,000		21,793,000
New Jersey - 3.2%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	5,000,000	[b]	5,029,650
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/28	2,250,000		2,418,548
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	5,000,000		5,648,900
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	3,250,000		3,508,895
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	3,130,000		3,500,811
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	7,550,000		8,402,093
New Jersey Health Care Facilities
Financing Authority,
Revenue (Virtua Health Issue)	5.00	7/1/28	3,000,000		3,387,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Jersey - 3.2% (continued)
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	5,410,000		5,501,483
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		5,728,200
					43,126,270
New Mexico - .6%
New Mexico Municipal Energy
Acquisition Authority,
Gas Supply Revenue, 1 Month LIBOR +
0.75%	1.58	8/1/19	7,500,000	[f]	7,478,175
New York - 12.5%
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	6,170,000		7,301,948
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	5.25	11/15/23	7,375,000	[e]	8,780,896
New York City,
GO	5.00	3/1/25	5,000,000		5,850,300
New York City,
GO	5.00	8/1/25	5,380,000		6,245,534
New York City,
GO	5.00	10/1/36	11,505,000		12,706,927
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/25	14,625,000		15,713,831
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/21	6,150,000		6,844,151
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	7,500,000		8,263,275
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/35	15,055,000		16,444,727
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00	11/15/31	5,000,000		5,554,500
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	7,500,000	[b]	8,068,575

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New York - 12.5% (continued)
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	1,000,000	1,265,810
New York State Dormitory Authority,
Revenue (New York University)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/27	9,500,000	11,618,880
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/31	10,000,000	11,694,400
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	7,100,000	8,219,386
New York State Thruway Authority,
General Revenue	5.00	1/1/27	5,000,000	5,782,750
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/21	1,100,000	1,195,931
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	1,500,000	1,607,460
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	6,500,000	7,116,005
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	4,125,000	4,884,578
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/23	6,430,000	7,389,870
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/31	3,000,000	3,465,600
				166,015,334
North Carolina - .5%
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Duke
University Health System)	5.00	6/1/28	3,250,000	4,029,610
North Carolina Turnpike Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/39	2,000,000	2,283,240
				6,312,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Ohio - 1.8%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	38,000,000	[c]	2,405,400
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,380,000		3,699,951
Cuyahoga County Hospital,
Hospital Revenue (The Metrohealth
System)	5.25	2/15/47	2,500,000		2,736,325
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of the
Greater Cincinnati)	5.00	12/1/29	2,250,000		2,670,638
Ohio Adult Correctional Capital Facilities,
Revenue, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/32	1,625,000		1,948,700
Ohio Adult Correctional Capital Facilities,
Revenue, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/33	1,500,000		1,791,645
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group)	5.00	1/1/38	5,000,000		5,600,800
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	3,000,000		3,416,880
					24,270,339
Pennsylvania - 4.0%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000		5,539,000
Geisinger Authority,
Health System Revenue (Geisinger
Health System) (Prerefunded)	5.25	6/1/19	10,750,000	[e]	11,332,650
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/42	5,240,000		5,985,076
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000		5,317,700
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/34	2,160,000		2,489,810
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/42	5,000,000		5,526,300
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/28	4,500,000		5,221,440
Philadelphia School District,
GO	5.25	9/1/23	5,000,000		5,344,100

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 4.0% (continued)
Philadelphia School District,
GO	5.00	9/1/27	5,000,000	5,718,250
				52,474,326
South Carolina - 3.0%
Columbia,
Waterworks and Sewer System
Revenue	5.00	2/1/36	8,000,000	8,692,400
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	2,740,000	2,918,922
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	10,000,000	10,829,300
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	16,000,000	17,694,720
				40,135,342
South Dakota - .7%
South Dakota Health and Educational
Facilities Authority,
Revenue (Avera Health Issue)	5.00	7/1/44	5,000,000	5,540,050
South Dakota Health and Educational
Facilities Authority,
Revenue (Sanford)	5.00	11/1/35	3,000,000	3,420,150
				8,960,200
Tennessee - .5%
Chattanooga Health Educational and
Housing Board,
Revenue (Catholic Health Initiatives)	5.25	1/1/40	1,500,000	1,623,945
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)	6.00	7/1/38	5,000,000	5,371,500
				6,995,445
Texas - 8.4%
Austin Convention Enterprises,
Convention Center Revenue (1st Tier-
Convention Center Hotel)	5.00	1/1/29	1,880,000	2,212,685
Corpus Christi,
Utility System Junior Lien Improvement
Revenue	5.00	7/15/40	5,000,000	5,716,250
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	3,000,000	3,384,270
Fort Worth,
Water and Sewer System Revenue	5.00	2/15/27	5,320,000	6,286,963
Harris County Cultural Education
Facilities Finance Corporation,
HR (Texas Children's Hospital Project)	5.25	10/1/29	4,000,000	4,282,440
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/28	4,000,000	4,678,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Texas - 8.4% (continued)
Houston Community College System,
Limited Tax GO	5.00	2/15/29	4,000,000	4,549,200
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	4,450,000	4,902,387
Lower Colorado River Authority,
Revenue	5.00	5/15/39	6,750,000	7,575,052
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/31	7,895,000	8,800,556
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	14,250,000	16,269,082
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/18	605,000	607,033
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	4,150,000	4,968,256
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	9,275,000	10,333,277
Socorro Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/29	4,080,000	4,818,276
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/45	2,500,000	2,830,725
Texas A&M University,
Financing Systems Revenue, Refunding	5.00	5/15/47	2,485,000	2,882,873
Texas Municipal Power Agency,
Revenue, Refunding	5.00	9/1/42	1,750,000	1,873,340
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/41	3,530,000	3,917,029
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	5,000,000	5,696,750
Wichita Falls,
Water and Sewer System Revenue	5.00	8/1/24	4,195,000	4,904,542
				111,489,506
Utah - 1.0%
Metropolitan Water District of Salt Lake
and Sandy,
Water Revenue Project Bonds	5.00	7/1/37	3,000,000	3,351,180

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Utah - 1.0% (continued)
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/37	3,500,000	4,059,790
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	3,250,000	3,356,470
Utah Transit Authority,
Subordinated Sales Tax Revenue	5.00	6/15/35	2,645,000	3,039,528
				13,806,968
Virginia - .9%
Danville Industrial Development
Authority,
HR (Danville Regional Medical Center)
(Insured; AMBAC) (Escrowed to
Maturity)	5.25	10/1/28	1,500,000	1,719,555
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College Program)	5.00	2/1/31	5,000,000	6,008,300
Virginia Small Business Financing
Authority,
Revenue	5.00	7/1/34	3,400,000	3,672,476
				11,400,331
Washington - 3.9%
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise Tax
Revenue (Green Bonds)	5.00	11/1/34	2,000,000	2,365,500
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise Tax
Revenue (Green Bonds)	5.00	11/1/35	2,795,000	3,298,491
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,000,000	5,628,650
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/23	6,790,000	7,704,681
Washington,
GO (Various Purpose)	5.00	7/1/27	3,500,000	4,189,885
Washington,
GO (Various Purpose)	5.00	8/1/35	10,000,000	11,724,700
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	2,575,000	2,992,382
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	12,375,000	13,710,881
				51,615,170

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Wisconsin - 3.3%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	6,000,000		6,684,180
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	5,000,000		5,631,800
Tender Option Bond Trust Receipts
(Series 2017-XF2418), 11/15/2043,
Revenue (Ascension Health Alliance
Senior Credit Group) (Series 2017
XF2418) Recourse	5.00	11/15/43	10,000,000	[b,g]	11,097,700
Wisconsin Environmental Improvement
Fund,
Revenue	5.00	6/1/32	3,205,000		3,773,247
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,363,200
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000		3,292,200
Wisconsin Health and Educational
Facilities Authority,
Revenue (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/39	6,100,000		6,750,321
Wisconsin Transportation,
Transportation Revenue	5.00	7/1/33	1,550,000		1,788,654
					44,381,302
U.S. Related - .4%
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue (Puerto Rico
Highway and Transportation
Authority) (Insured; AMBAC Indemnity
Corporation)	5.25	7/1/41	4,900,000		5,361,188
Total Long-Term Municipal Investments
(cost $1,249,470,054)					1,313,033,815

Short-Term Municipal Investments - .6%
California - .6%
Irvine Unified School District Community
Facilities District Number 09-01,
Special Tax Revenue (LOC; U.S. Bank
NA)	0.83	12/1/17	5,000,000	[h,i]	5,000,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Municipal Investments - .6% (continued)
California - .6% (continued)
Southern California Public Power
Authority,
Revenue (Magnolia Power Project)
(LOC; U. S. Bank NA)	0.83	12/1/17	3,000,000 [h,i]	3,000,000
Total Short-Term Municipal Investments
(cost $8,000,000)				8,000,000
Total Investments (cost $1,257,470,054)			99.1%	1,321,033,815
Cash and Receivables (Net)			0.9%	12,101,881
Net Assets			100.0%	1,333,135,696
LIBOR—London Interbank Offered Rate

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $25,800,880 or 1.94% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Variable rate security—rate shown is the interest rate in effect at period end.
g Collateral for floating rate borrowings.
h Variable rate demand note—rate shown is the interest rate in effect at November 30, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
i The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	1,321,033,815	-	1,321,033,815
Liabilities ($)
Floating Rate Notes††	-	(5,000,000)	-	(5,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At November 30, 2017, accumulated net unrealized appreciation on investments was $63,563,761, consisting of $67,253,735 gross unrealized appreciation and $3,689,974 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 11, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 11, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)